Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	20 Months Ended	25 Months Ended	41 Months Ended	52 Months Ended	55 Months Ended	60 Months Ended	80 Months Ended	86 Months Ended	99 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000229903
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000229902
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000226492
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000226491
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000226494
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000226493
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000246876
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000246877
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000205542
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000205541
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000205544
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000205543
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000043865
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000043866
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000090441
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000090442
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000090443
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000090444
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000090445
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000090446
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000247620
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000247619
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class II
C000247618
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000247621
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000247622
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class II
C000247623
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000247628
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000247627
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class II
C000247626
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000247632
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000247629
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class II
C000247630
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000247635
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000247636
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class II
C000247634
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000247640
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000247637
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class II
C000247638
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000247641
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000247642
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class II
C000247643
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000131265
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000131266
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000247645
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000247648
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class II
C000247647
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000247650
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000247649
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class II
C000247652
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000260739
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000260740
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000086779
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class II
C000086781
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class II
C000086782
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class II
C000086783
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class II
C000110362
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000110363
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000110364
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000110365
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000117544
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000117545
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000043352
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000043353
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000007726
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000007727
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000223162
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000223163
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000211424
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000211425
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000124874
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000124875
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000167347
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000167348
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000087492
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000087493
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000046809
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000046810
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000167351
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000167352
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000007722
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000007723
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000043859
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000043860
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000236983
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000236984
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000131267
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000131268
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000153124
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000153125
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000099224
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000099225
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000007732
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000007733
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000153122
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000153123
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000099222
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000099223
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000124878
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000124879
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000223151
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000223150
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000007720
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000007721
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000043867
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000043868
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000062037
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000062038
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000062036
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000062035
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000062031
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000062032
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000062033
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000062034
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000007712
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000007713
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000007716
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000007717
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000007714
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000007715
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000241301
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000241300
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000087496
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard Class
C000087497
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Without Sales Load [Member] | C000229903
Average Annual Return [Line Items]
Average Annual Return, Percent		12.84%				10.25%
Without Sales Load [Member] | C000229902
Average Annual Return [Line Items]
Average Annual Return, Percent		12.44%				9.86%
Without Sales Load [Member] | C000226492
Average Annual Return [Line Items]
Average Annual Return, Percent		11.90%					9.17%
Without Sales Load [Member] | C000226491
Average Annual Return [Line Items]
Average Annual Return, Percent		11.52%					8.80%
Without Sales Load [Member] | C000226494
Average Annual Return [Line Items]
Average Annual Return, Percent		9.66%					7.36%
Without Sales Load [Member] | C000226493
Average Annual Return [Line Items]
Average Annual Return, Percent		9.27%					6.98%
Without Sales Load [Member] | C000246876
Average Annual Return [Line Items]
Average Annual Return, Percent		10.16%		12.96%
Without Sales Load [Member] | C000246877
Average Annual Return [Line Items]
Average Annual Return, Percent		9.77%		12.57%
Without Sales Load [Member] | C000205542
Average Annual Return [Line Items]
Average Annual Return, Percent		14.94%						6.29%		7.16%
Without Sales Load [Member] | C000205541
Average Annual Return [Line Items]
Average Annual Return, Percent		14.64%						6.02%		6.90%
Without Sales Load [Member] | C000205544
Average Annual Return [Line Items]
Average Annual Return, Percent		9.21%						6.17%		7.42%
Without Sales Load [Member] | C000205543
Average Annual Return [Line Items]
Average Annual Return, Percent		8.94%						5.91%		7.16%
Without Sales Load [Member] | C000043865
Average Annual Return [Line Items]
Average Annual Return, Percent		14.00%						8.45%					13.65%
Without Sales Load [Member] | C000043866
Average Annual Return [Line Items]
Average Annual Return, Percent		13.72%						8.18%					13.37%
Without Sales Load [Member] | C000090441
Average Annual Return [Line Items]
Average Annual Return, Percent		15.47%						6.62%					8.23%
Without Sales Load [Member] | C000090442
Average Annual Return [Line Items]
Average Annual Return, Percent		15.07%						6.24%					7.86%
Without Sales Load [Member] | C000090443
Average Annual Return [Line Items]
Average Annual Return, Percent		17.07%						7.11%					8.92%
Without Sales Load [Member] | C000090444
Average Annual Return [Line Items]
Average Annual Return, Percent		16.67%						6.74%					8.54%
Without Sales Load [Member] | C000090445
Average Annual Return [Line Items]
Average Annual Return, Percent		12.56%						4.70%					6.42%
Without Sales Load [Member] | C000090446
Average Annual Return [Line Items]
Average Annual Return, Percent		12.16%						4.33%					6.05%
Without Sales Load [Member] | C000247620
Average Annual Return [Line Items]
Average Annual Return, Percent		9.73%	11.16%
Without Sales Load [Member] | C000247619
Average Annual Return [Line Items]
Average Annual Return, Percent		9.62%						6.49%					8.03%
Without Sales Load [Member] | C000247618
Average Annual Return [Line Items]
Average Annual Return, Percent		9.33%						6.23%				7.82%
Without Sales Load [Member] | C000247621
Average Annual Return [Line Items]
Average Annual Return, Percent		6.95%						5.49%			12.13%
Without Sales Load [Member] | C000247622
Average Annual Return [Line Items]
Average Annual Return, Percent		6.72%						5.16%					11.47%
Without Sales Load [Member] | C000247623
Average Annual Return [Line Items]
Average Annual Return, Percent		6.56%						5.02%					11.31%
Without Sales Load [Member] | C000247628
Average Annual Return [Line Items]
Average Annual Return, Percent		14.97%	12.92%
Without Sales Load [Member] | C000247627
Average Annual Return [Line Items]
Average Annual Return, Percent		14.86%						8.78%					10.39%
Without Sales Load [Member] | C000247626
Average Annual Return [Line Items]
Average Annual Return, Percent		14.56%						8.51%					10.12%
Without Sales Load [Member] | C000247632
Average Annual Return [Line Items]
Average Annual Return, Percent		6.71%	6.09%
Without Sales Load [Member] | C000247629
Average Annual Return [Line Items]
Average Annual Return, Percent		6.60%						0.87%					2.87%
Without Sales Load [Member] | C000247630
Average Annual Return [Line Items]
Average Annual Return, Percent		6.33%						0.62%					2.61%
Without Sales Load [Member] | C000247635
Average Annual Return [Line Items]
Average Annual Return, Percent		16.11%	9.49%
Without Sales Load [Member] | C000247636
Average Annual Return [Line Items]
Average Annual Return, Percent		15.98%						1.85%					6.42%
Without Sales Load [Member] | C000247634
Average Annual Return [Line Items]
Average Annual Return, Percent		15.81%						1.71%					6.27%
Without Sales Load [Member] | C000247640
Average Annual Return [Line Items]
Average Annual Return, Percent		15.52%	13.18%
Without Sales Load [Member] | C000247637
Average Annual Return [Line Items]
Average Annual Return, Percent		15.40%						10.01%					9.51%
Without Sales Load [Member] | C000247638
Average Annual Return [Line Items]
Average Annual Return, Percent		15.23%						9.84%					9.35%
Without Sales Load [Member] | C000247641
Average Annual Return [Line Items]
Average Annual Return, Percent		9.11%	9.59%
Without Sales Load [Member] | C000247642
Average Annual Return [Line Items]
Average Annual Return, Percent		8.99%						8.89%					9.12%
Without Sales Load [Member] | C000247643
Average Annual Return [Line Items]
Average Annual Return, Percent		8.83%						8.72%					8.96%
Without Sales Load [Member] | C000131265
Average Annual Return [Line Items]
Average Annual Return, Percent		4.87%						7.61%					8.81%
Without Sales Load [Member] | C000131266
Average Annual Return [Line Items]
Average Annual Return, Percent		4.50%						7.23%					8.43%
Without Sales Load [Member] | C000247645
Average Annual Return [Line Items]
Average Annual Return, Percent		12.95%	19.51%
Without Sales Load [Member] | C000247648
Average Annual Return [Line Items]
Average Annual Return, Percent		12.84%						11.68%					17.16%
Without Sales Load [Member] | C000247647
Average Annual Return [Line Items]
Average Annual Return, Percent		12.67%						11.52%					17.00%
Without Sales Load [Member] | C000247650
Average Annual Return [Line Items]
Average Annual Return, Percent		16.14%	13.58%
Without Sales Load [Member] | C000247649
Average Annual Return [Line Items]
Average Annual Return, Percent		16.02%						11.65%					10.23%
Without Sales Load [Member] | C000247652
Average Annual Return [Line Items]
Average Annual Return, Percent		15.85%						11.47%					10.07%
Without Sales Load [Member] | C000260739
Average Annual Return [Line Items]
Average Annual Return, Percent	12.98%
Without Sales Load [Member] | C000260740
Average Annual Return [Line Items]
Average Annual Return, Percent	12.75%
Without Sales Load [Member] | C000086779
Average Annual Return [Line Items]
Average Annual Return, Percent		21.23%						7.85%					11.76%
Without Sales Load [Member] | C000086781
Average Annual Return [Line Items]
Average Annual Return, Percent		19.82%						12.98%					17.55%
Without Sales Load [Member] | C000086782
Average Annual Return [Line Items]
Average Annual Return, Percent		17.67%						13.51%					13.52%
Without Sales Load [Member] | C000086783
Average Annual Return [Line Items]
Average Annual Return, Percent		26.27%						3.01%					6.60%
Without Sales Load [Member] | C000110362
Average Annual Return [Line Items]
Average Annual Return, Percent		12.84%						5.06%					6.43%
Without Sales Load [Member] | C000110363
Average Annual Return [Line Items]
Average Annual Return, Percent		12.43%						4.70%					6.06%
Without Sales Load [Member] | C000110364
Average Annual Return [Line Items]
Average Annual Return, Percent		14.91%						6.00%					7.27%
Without Sales Load [Member] | C000110365
Average Annual Return [Line Items]
Average Annual Return, Percent		14.51%						5.63%					6.90%
Without Sales Load [Member] | C000117544
Average Annual Return [Line Items]
Average Annual Return, Percent		6.17%						1.17%					2.04%
Without Sales Load [Member] | C000117545
Average Annual Return [Line Items]
Average Annual Return, Percent		5.80%						0.81%					1.69%
Without Sales Load [Member] | C000043352
Average Annual Return [Line Items]
Average Annual Return, Percent		(9.85%)						(0.08%)					9.06%
Without Sales Load [Member] | C000043353
Average Annual Return [Line Items]
Average Annual Return, Percent		(10.08%)						(0.33%)					8.78%
Without Sales Load [Member] | C000007726
Average Annual Return [Line Items]
Average Annual Return, Percent		11.84%						10.41%					8.97%
Without Sales Load [Member] | C000007727
Average Annual Return [Line Items]
Average Annual Return, Percent		11.56%						10.13%					8.70%
Without Sales Load [Member] | C000223162
Average Annual Return [Line Items]
Average Annual Return, Percent		13.43%						8.30%					8.58%
Without Sales Load [Member] | C000223163
Average Annual Return [Line Items]
Average Annual Return, Percent		13.09%						7.97%					8.27%
Without Sales Load [Member] | C000211424
Average Annual Return [Line Items]
Average Annual Return, Percent		18.71%						6.10%	8.57%
Without Sales Load [Member] | C000211425
Average Annual Return [Line Items]
Average Annual Return, Percent		18.41%						5.84%	8.32%
Without Sales Load [Member] | C000124874
Average Annual Return [Line Items]
Average Annual Return, Percent		17.11%						4.89%					5.89%
Without Sales Load [Member] | C000124875
Average Annual Return [Line Items]
Average Annual Return, Percent		16.72%						4.52%					5.52%
Without Sales Load [Member] | C000167347
Average Annual Return [Line Items]
Average Annual Return, Percent		11.17%						5.36%				6.11%
Without Sales Load [Member] | C000167348
Average Annual Return [Line Items]
Average Annual Return, Percent		10.78%						4.99%				5.74%
Without Sales Load [Member] | C000087492
Average Annual Return [Line Items]
Average Annual Return, Percent		5.76%						2.61%					3.01%
Without Sales Load [Member] | C000087493
Average Annual Return [Line Items]
Average Annual Return, Percent		5.49%						2.36%					2.76%
Without Sales Load [Member] | C000046809
Average Annual Return [Line Items]
Average Annual Return, Percent		8.92%						2.71%					3.68%
Without Sales Load [Member] | C000046810
Average Annual Return [Line Items]
Average Annual Return, Percent		8.63%						2.45%					3.42%
Without Sales Load [Member] | C000167351
Average Annual Return [Line Items]
Average Annual Return, Percent		8.97%						5.86%				6.88%
Without Sales Load [Member] | C000167352
Average Annual Return [Line Items]
Average Annual Return, Percent		8.58%						5.49%				6.51%
Without Sales Load [Member] | C000007722
Average Annual Return [Line Items]
Average Annual Return, Percent		5.52%						12.10%					12.09%
Without Sales Load [Member] | C000007723
Average Annual Return [Line Items]
Average Annual Return, Percent		5.26%						11.82%					11.81%
Without Sales Load [Member] | C000043859
Average Annual Return [Line Items]
Average Annual Return, Percent		2.90%						4.58%					9.91%
Without Sales Load [Member] | C000043860
Average Annual Return [Line Items]
Average Annual Return, Percent		2.65%						4.32%					9.63%
Without Sales Load [Member] | C000236983
Average Annual Return [Line Items]
Average Annual Return, Percent		7.94%			9.66%
Without Sales Load [Member] | C000236984
Average Annual Return [Line Items]
Average Annual Return, Percent		7.67%			9.40%
Without Sales Load [Member] | C000131267
Average Annual Return [Line Items]
Average Annual Return, Percent		10.81%						10.84%					11.39%
Without Sales Load [Member] | C000131268
Average Annual Return [Line Items]
Average Annual Return, Percent		10.42%						10.45%					11.00%
Without Sales Load [Member] | C000153124
Average Annual Return [Line Items]
Average Annual Return, Percent		35.26%						9.65%					8.43%
Without Sales Load [Member] | C000153125
Average Annual Return [Line Items]
Average Annual Return, Percent		34.91%						9.38%					8.16%
Without Sales Load [Member] | C000099224
Average Annual Return [Line Items]
Average Annual Return, Percent		35.09%						11.09%					7.16%
Without Sales Load [Member] | C000099225
Average Annual Return [Line Items]
Average Annual Return, Percent		34.75%						10.81%					6.89%
Without Sales Load [Member] | C000007732
Average Annual Return [Line Items]
Average Annual Return, Percent		15.66%						13.14%					13.67%
Without Sales Load [Member] | C000007733
Average Annual Return [Line Items]
Average Annual Return, Percent		15.26%						12.75%					13.27%
Without Sales Load [Member] | C000153122
Average Annual Return [Line Items]
Average Annual Return, Percent		15.38%						12.83%					12.99%
Without Sales Load [Member] | C000153123
Average Annual Return [Line Items]
Average Annual Return, Percent		15.09%						12.55%					12.71%
Without Sales Load [Member] | C000099222
Average Annual Return [Line Items]
Average Annual Return, Percent		9.02%						11.81%					11.39%
Without Sales Load [Member] | C000099223
Average Annual Return [Line Items]
Average Annual Return, Percent		8.75%						11.53%					11.12%
Without Sales Load [Member] | C000124878
Average Annual Return [Line Items]
Average Annual Return, Percent		14.27%						13.47%					12.49%
Without Sales Load [Member] | C000124879
Average Annual Return [Line Items]
Average Annual Return, Percent		13.87%						13.07%					12.09%
Without Sales Load [Member] | C000223151
Average Annual Return [Line Items]
Average Annual Return, Percent		6.72%						(0.34%)					2.54%
Without Sales Load [Member] | C000223150
Average Annual Return [Line Items]
Average Annual Return, Percent		6.40%						(0.65%)					2.25%
Without Sales Load [Member] | C000007720
Average Annual Return [Line Items]
Average Annual Return, Percent		7.25%						(0.44%)					2.24%
Without Sales Load [Member] | C000007721
Average Annual Return [Line Items]
Average Annual Return, Percent		6.87%						(0.79%)					1.88%
Without Sales Load [Member] | C000043867
Average Annual Return [Line Items]
Average Annual Return, Percent		13.51%						9.09%					8.29%
Without Sales Load [Member] | C000043868
Average Annual Return [Line Items]
Average Annual Return, Percent		13.22%						8.82%					8.02%
Without Sales Load [Member] | C000062037
Average Annual Return [Line Items]
Average Annual Return, Percent		34.31%						9.07%					7.89%
Without Sales Load [Member] | C000062038
Average Annual Return [Line Items]
Average Annual Return, Percent		33.98%						8.80%					7.62%
Without Sales Load [Member] | C000062036
Average Annual Return [Line Items]
Average Annual Return, Percent		35.59%						11.98%					8.40%
Without Sales Load [Member] | C000062035
Average Annual Return [Line Items]
Average Annual Return, Percent		35.26%						11.70%					8.13%
Without Sales Load [Member] | C000062031
Average Annual Return [Line Items]
Average Annual Return, Percent		18.69%						16.18%					13.54%
Without Sales Load [Member] | C000062032
Average Annual Return [Line Items]
Average Annual Return, Percent		18.39%						15.89%					13.26%
Without Sales Load [Member] | C000062033
Average Annual Return [Line Items]
Average Annual Return, Percent		13.59%						11.69%					10.21%
Without Sales Load [Member] | C000062034
Average Annual Return [Line Items]
Average Annual Return, Percent		13.30%						11.41%					9.93%
Without Sales Load [Member] | C000007712
Average Annual Return [Line Items]
Average Annual Return, Percent		9.79%						3.39%					4.90%
Without Sales Load [Member] | C000007713
Average Annual Return [Line Items]
Average Annual Return, Percent		9.51%						3.13%					4.64%
Without Sales Load [Member] | C000007716
Average Annual Return [Line Items]
Average Annual Return, Percent		13.54%						5.57%					6.20%
Without Sales Load [Member] | C000007717
Average Annual Return [Line Items]
Average Annual Return, Percent		13.26%						5.31%					5.94%
Without Sales Load [Member] | C000007714
Average Annual Return [Line Items]
Average Annual Return, Percent		11.52%						4.70%					5.65%
Without Sales Load [Member] | C000007715
Average Annual Return [Line Items]
Average Annual Return, Percent		11.24%						4.44%					5.38%
Without Sales Load [Member] | C000241301
Average Annual Return [Line Items]
Average Annual Return, Percent		7.40%						(0.04%)					2.11%
Without Sales Load [Member] | C000241300
Average Annual Return [Line Items]
Average Annual Return, Percent		7.15%						(0.29%)					1.85%
Without Sales Load [Member] | C000087496
Average Annual Return [Line Items]
Average Annual Return, Percent		8.85%						4.67%					5.82%
Without Sales Load [Member] | C000087497
Average Annual Return [Line Items]
Average Annual Return, Percent		8.59%						4.41%					5.55%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%				11.22%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%				11.22%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%					12.02%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%					12.02%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%					12.02%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%					12.02%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%		21.07%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%		21.07%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%		14.93%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%		14.93%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%		14.93%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%		14.93%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)					1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)					1.96%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)					1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)					1.96%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%	20.09%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%				14.65%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%			14.28%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%	20.09%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%	6.84%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)					1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)					1.96%
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Developed Markets ex-US Index
Average Annual Return, Percent		32.39%	19.41%
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Developed Markets ex-US Index
Average Annual Return, Percent		32.39%						9.02%					8.47%
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Developed Markets ex-US Index
Average Annual Return, Percent		32.39%						9.02%					8.47%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%	20.09%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%	20.09%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%	20.09%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%	20.09%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent	16.35%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent	16.35%
Lincoln National Corp. Index: Morningstar Global Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Markets Index
Average Annual Return, Percent		22.13%						10.68%					11.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar Global Markets ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Markets ex-US Index
Average Annual Return, Percent		31.60%						7.78%					8.52%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)					1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)					1.96%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)					1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)					1.96%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%	14.69%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%	14.69%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)				1.69%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)				1.69%
Lincoln National Corp. Index: Morningstar Global Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Core Bond Index
Average Annual Return, Percent		7.82%						(2.82%)					0.87%
Lincoln National Corp. Index: Morningstar Global Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Core Bond Index
Average Annual Return, Percent		7.82%						(2.82%)					0.87%
Lincoln National Corp. Index: Morningstar Developed Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Developed Markets Index
Average Annual Return, Percent		21.18%						11.52%					11.79%
Lincoln National Corp. Index: Morningstar Developed Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Developed Markets Index
Average Annual Return, Percent		21.18%						11.52%					11.79%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)				1.69%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)				1.69%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%			18.53%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%			18.53%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar Global Markets ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Markets ex-US Index
Average Annual Return, Percent		31.60%						7.78%					8.52%
Lincoln National Corp. Index: Morningstar Global Markets ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Markets ex-US Index
Average Annual Return, Percent		31.60%						7.78%					8.52%
Lincoln National Corp. Index: Morningstar Global Markets ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Markets ex-US Index
Average Annual Return, Percent		31.60%						7.78%					8.52%
Lincoln National Corp. Index: Morningstar Global Markets ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Markets ex-US Index
Average Annual Return, Percent		31.60%						7.78%					8.52%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)					1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)					1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)					1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)					1.96%
Lincoln National Corp. Index: Morningstar Developed Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Developed Markets Index
Average Annual Return, Percent		21.18%						11.52%					11.79%
Lincoln National Corp. Index: Morningstar Developed Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Developed Markets Index
Average Annual Return, Percent		21.18%						11.52%					11.79%
Lincoln National Corp. Index: Morningstar Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Emerging Markets Index
Average Annual Return, Percent		29.76%						4.76%					8.66%
Lincoln National Corp. Index: Morningstar Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Emerging Markets Index
Average Annual Return, Percent		29.76%						4.76%					8.66%
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Developed Markets ex-US Index
Average Annual Return, Percent		32.39%						9.02%					8.47%
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Developed Markets ex-US Index
Average Annual Return, Percent		32.39%						9.02%					8.47%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)					1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)					1.96%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market Index
Average Annual Return, Percent		17.35%						13.29%					14.40%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)					1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)					1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)					1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)					1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)					1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Core Bond Index
Average Annual Return, Percent		7.12%						(0.43%)					1.96%
Lincoln National Corp. Index: Invesco QQQ TrustSM, Series 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco QQQ Trust℠, Series 1
Average Annual Return, Percent		20.16%				12.27%
Lincoln National Corp. Index: S&P U.S. Treasury Bond 0-1 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P U.S. Treasury Bond 0-1 Year Index
Average Annual Return, Percent		4.35%				3.49%
Lincoln National Corp. Index: Invesco QQQ TrustSM, Series 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco QQQ Trust℠, Series 1
Average Annual Return, Percent		20.16%				12.27%
Lincoln National Corp. Index: S&P U.S. Treasury Bond 0-1 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P U.S. Treasury Bond 0-1 Year Index
Average Annual Return, Percent		4.35%				3.49%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%					13.07%
Lincoln National Corp. Index: S&P U.S. Treasury Bond 0-1 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P U.S. Treasury Bond 0-1 Year Index
Average Annual Return, Percent		4.35%					3.24%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%					13.07%
Lincoln National Corp. Index: S&P U.S. Treasury Bond 0-1 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P U.S. Treasury Bond 0-1 Year Index
Average Annual Return, Percent		4.35%					3.24%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%					13.07%
Lincoln National Corp. Index: S&P U.S. Treasury Bond 0-1 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P U.S. Treasury Bond 0-1 Year Index
Average Annual Return, Percent		4.35%					3.24%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%					13.07%
Lincoln National Corp. Index: S&P U.S. Treasury Bond 0-1 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P U.S. Treasury Bond 0-1 Year Index
Average Annual Return, Percent		4.35%					3.24%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%		21.65%
Lincoln National Corp. Index: Lincoln Opportunistic Hedged Equity Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lincoln Opportunistic Hedged Equity Composite
Average Annual Return, Percent		12.49%		14.80%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%		21.65%
Lincoln National Corp. Index: Lincoln Opportunistic Hedged Equity Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lincoln Opportunistic Hedged Equity Composite
Average Annual Return, Percent		12.49%		14.80%
Lincoln National Corp. Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.37%						13.59%		15.20%
Lincoln National Corp. Index: Global Aggressive Growth Blended Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Aggressive Growth Blended Composite
Average Annual Return, Percent		18.40%						8.50%		10.46%
Lincoln National Corp. Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.37%						13.59%		15.20%
Lincoln National Corp. Index: Global Aggressive Growth Blended Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Aggressive Growth Blended Composite
Average Annual Return, Percent		18.40%						8.50%		10.46%
Lincoln National Corp. Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.37%						13.59%		15.20%
Lincoln National Corp. Index: U.S. Aggressive Allocation Blended Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Aggressive Allocation Blended Composite
Average Annual Return, Percent		14.01%						9.45%		11.66%
Lincoln National Corp. Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.37%						13.59%		15.20%
Lincoln National Corp. Index: U.S. Aggressive Allocation Blended Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Aggressive Allocation Blended Composite
Average Annual Return, Percent		14.01%						9.45%		11.66%
Lincoln National Corp. Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		18.56%						15.32%					18.13%
Lincoln National Corp. Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		18.56%						15.32%					18.13%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%						(0.36%)					2.01%
Lincoln National Corp. Index: Balanced Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Balanced Allocation Composite
Average Annual Return, Percent		15.60%						6.77%					8.00%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%						(0.36%)					2.01%
Lincoln National Corp. Index: Balanced Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Balanced Allocation Composite
Average Annual Return, Percent		15.60%						6.77%					8.00%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%						14.42%					14.82%
Lincoln National Corp. Index: Growth Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth Allocation Composite
Average Annual Return, Percent		17.58%						7.88%					8.82%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%						14.42%					14.82%
Lincoln National Corp. Index: Growth Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth Allocation Composite
Average Annual Return, Percent		17.58%						7.88%					8.82%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%						(0.36%)					2.01%
Lincoln National Corp. Index: Income Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Income Allocation Composite
Average Annual Return, Percent		12.07%						4.38%					6.13%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%						(0.36%)					2.01%
Lincoln National Corp. Index: Income Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Income Allocation Composite
Average Annual Return, Percent		12.07%						4.38%					6.13%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	20.62%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%						14.42%					14.82%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%						14.42%				15.08%
Lincoln National Corp. Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		8.66%						6.65%			12.24%
Lincoln National Corp. Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		8.66%						6.65%					12.49%
Lincoln National Corp. Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		8.66%						6.65%					12.49%
Lincoln National Corp. Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		15.91%	14.44%
Lincoln National Corp. Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		15.91%						11.33%					10.53%
Lincoln National Corp. Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		15.91%						11.33%					10.53%
Lincoln National Corp. Index: Bloomberg U.S. Treasury U.S.TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury U.S.TIPS Index
Average Annual Return, Percent		7.01%	6.14%
Lincoln National Corp. Index: Bloomberg U.S. Treasury U.S.TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury U.S.TIPS Index
Average Annual Return, Percent		7.01%						1.12%					3.09%
Lincoln National Corp. Index: Bloomberg U.S. Treasury U.S.TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury U.S.TIPS Index
Average Annual Return, Percent		7.01%						1.12%					3.09%
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (net dividends)
Average Annual Return, Percent		31.22%	18.05%
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (net dividends)
Average Annual Return, Percent		31.22%						8.92%					8.18%
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (net dividends)
Average Annual Return, Percent		31.22%						8.92%					8.18%
Lincoln National Corp. Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		15.91%	14.44%
Lincoln National Corp. Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		15.91%						11.33%					10.53%
Lincoln National Corp. Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		15.91%						11.33%					10.53%
Lincoln National Corp. Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		11.05%	11.75%
Lincoln National Corp. Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		11.05%						9.83%					9.78%
Lincoln National Corp. Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		11.05%						9.83%					9.78%
Lincoln National Corp. Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		11.05%						9.83%					9.78%
Lincoln National Corp. Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		11.05%						9.83%					9.78%
Lincoln National Corp. Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		18.56%	25.17%
Lincoln National Corp. Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		18.56%						15.32%					18.13%
Lincoln National Corp. Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		18.56%						15.32%					18.13%
Lincoln National Corp. Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		15.91%	14.44%
Lincoln National Corp. Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		15.91%						11.33%					10.53%
Lincoln National Corp. Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		15.91%						11.33%					10.53%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.64%
Lincoln National Corp. Index: American Vanguard Growth Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Vanguard Growth Allocation Composite
Average Annual Return, Percent	12.98%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.64%
Lincoln National Corp. Index: American Vanguard Growth Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Vanguard Growth Allocation Composite
Average Annual Return, Percent	12.98%
Lincoln National Corp. Index: MSCI All Country World Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net dividends)
Average Annual Return, Percent		22.34%						11.19%					11.72%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%						14.42%					14.82%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%						14.42%					14.82%
Lincoln National Corp. Index: MSCI All Country World ex USA Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Index (net dividends)
Average Annual Return, Percent		32.39%						7.91%					8.41%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%						(0.36%)					2.01%
Lincoln National Corp. Index: Balanced Blended Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Balanced Blended Composite
Average Annual Return, Percent		13.83%						5.32%					7.22%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%						(0.36%)					2.01%
Lincoln National Corp. Index: Balanced Blended Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Balanced Blended Composite
Average Annual Return, Percent		13.83%						5.32%					7.22%
Lincoln National Corp. Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.37%						13.59%					14.59%
Lincoln National Corp. Index: Growth Blended Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth Blended Composite
Average Annual Return, Percent		16.88%						7.38%					8.99%
Lincoln National Corp. Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.37%						13.59%					14.59%
Lincoln National Corp. Index: Growth Blended Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth Blended Composite
Average Annual Return, Percent		16.88%						7.38%					8.99%
Lincoln National Corp. Index: Bloomberg U.S. Government/Credit 1-5 Year A+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Credit 1-5 Year A+ Index
Average Annual Return, Percent		5.98%						1.43%					1.99%
Lincoln National Corp. Index: Bloomberg U.S. Government/Credit 1-5 Year A+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Credit 1-5 Year A+ Index
Average Annual Return, Percent		5.98%						1.43%					1.99%
Lincoln National Corp. Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		13.01%						3.18%					9.57%
Lincoln National Corp. Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		13.01%						3.18%					9.57%
Lincoln National Corp. Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		15.91%						11.33%					10.53%
Lincoln National Corp. Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		15.91%						11.33%					10.53%
Lincoln National Corp. Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		15.91%						11.33%					10.53%
Lincoln National Corp. Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		15.91%						11.33%					10.53%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%						14.42%	15.29%
Lincoln National Corp. Index: BlackRock Global Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BlackRock Global Allocation Composite
Average Annual Return, Percent		17.83%						6.72%	8.33%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%						14.42%	15.29%
Lincoln National Corp. Index: BlackRock Global Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BlackRock Global Allocation Composite
Average Annual Return, Percent		17.83%						6.72%	8.33%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%						14.42%					14.82%
Lincoln National Corp. Index: BlackRock Global Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BlackRock Global Allocation Composite
Average Annual Return, Percent		17.83%						6.72%					8.19%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%						14.42%					14.82%
Lincoln National Corp. Index: BlackRock Global Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BlackRock Global Allocation Composite
Average Annual Return, Percent		17.83%						6.72%					8.19%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%						(0.36%)				1.75%
Lincoln National Corp. Index: BlackRock Global Growth ETF Alloc Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BlackRock Global Growth ETF Alloc Composite
Average Annual Return, Percent		12.83%						6.49%				8.00%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%						(0.36%)				1.75%
Lincoln National Corp. Index: BlackRock Global Growth ETF Alloc Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BlackRock Global Growth ETF Alloc Composite
Average Annual Return, Percent		12.83%						6.49%				8.00%
Lincoln National Corp. Index: Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged
Average Annual Return, Percent		6.09%						2.96%					3.43%
Lincoln National Corp. Index: Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged
Average Annual Return, Percent		6.09%						2.96%					3.43%
Lincoln National Corp. Index: FTSE EPRA/NAREIT Developed Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE EPRA/NAREIT Developed Index
Average Annual Return, Percent		9.58%						2.76%					3.25%
Lincoln National Corp. Index: FTSE EPRA/NAREIT Developed Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE EPRA/NAREIT Developed Index
Average Annual Return, Percent		9.58%						2.76%					3.25%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%						(0.36%)				1.75%
Lincoln National Corp. Index: BlackRock U.S. Growth ETF Alloc Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BlackRock U.S. Growth ETF Alloc Composite
Average Annual Return, Percent		11.11%						7.35%				9.19%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%						(0.36%)				1.75%
Lincoln National Corp. Index: BlackRock U.S. Growth ETF Alloc Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BlackRock U.S. Growth ETF Alloc Composite
Average Annual Return, Percent		11.11%						7.35%				9.19%
Lincoln National Corp. Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		18.56%						15.32%					18.13%
Lincoln National Corp. Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		18.56%						15.32%					18.13%
Lincoln National Corp. Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		8.66%						6.65%					12.49%
Lincoln National Corp. Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		8.66%						6.65%					12.49%
Lincoln National Corp. Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		12.59%			9.39%
Lincoln National Corp. Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		12.59%			9.39%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%						14.42%					14.82%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%						14.42%					14.82%
Lincoln National Corp. Index: MSCI World ex USA Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net dividends)
Average Annual Return, Percent		31.85%						9.46%					8.55%
Lincoln National Corp. Index: MSCI World ex USA Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net dividends)
Average Annual Return, Percent		31.85%						9.46%					8.55%
Lincoln National Corp. Index: MSCI All Country World ex USA Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Index (net dividends)
Average Annual Return, Percent		32.39%						7.91%					8.41%
Lincoln National Corp. Index: MSCI All Country World ex USA Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Index (net dividends)
Average Annual Return, Percent		32.39%						7.91%					8.41%
Lincoln National Corp. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%						13.15%					14.29%
Lincoln National Corp. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%						13.15%					14.29%
Lincoln National Corp. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%						13.15%					14.29%
Lincoln National Corp. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%						13.15%					14.29%
Lincoln National Corp. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%						13.15%					14.29%
Lincoln National Corp. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%						13.15%					14.29%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%						14.42%					14.82%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%						14.42%					14.82%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%						(0.36%)					2.01%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%						(0.36%)					2.01%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%						(0.36%)					2.01%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%						(0.36%)					2.01%
Lincoln National Corp. Index: MSCI World Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net dividends)
Average Annual Return, Percent		21.09%						12.15%					12.17%
Lincoln National Corp. Index: MSCI World Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net dividends)
Average Annual Return, Percent		21.09%						12.15%					12.17%
Lincoln National Corp. Index: MSCI Emerging Markets Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net dividends)
Average Annual Return, Percent		33.57%						4.20%					8.42%
Lincoln National Corp. Index: MSCI Emerging Markets Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net dividends)
Average Annual Return, Percent		33.57%						4.20%					8.42%
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (net dividends)
Average Annual Return, Percent		31.22%						8.92%					8.18%
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (net dividends)
Average Annual Return, Percent		31.22%						8.92%					8.18%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%						14.42%					14.82%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%						14.42%					14.82%
Lincoln National Corp. Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		12.81%						6.09%					9.62%
Lincoln National Corp. Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		12.81%						6.09%					9.62%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%						(0.36%)					2.01%
Lincoln National Corp. Index: Conservative Blended Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Conservative Blended Composite
Average Annual Return, Percent		12.18%						4.29%					6.29%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%						(0.36%)					2.01%
Lincoln National Corp. Index: Conservative Blended Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Conservative Blended Composite
Average Annual Return, Percent		12.18%						4.29%					6.29%
Lincoln National Corp. Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.37%						13.59%					14.59%
Lincoln National Corp. Index: Growth Blended Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth Blended Composite
Average Annual Return, Percent		16.88%						7.38%					8.99%
Lincoln National Corp. Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.37%						13.59%					14.59%
Lincoln National Corp. Index: Growth Blended Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth Blended Composite
Average Annual Return, Percent		16.88%						7.38%					8.99%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%						(0.36%)					2.01%
Lincoln National Corp. Index: Moderate Blended Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Moderate Blended Composite
Average Annual Return, Percent		15.31%						6.33%					8.15%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%						(0.36%)					2.01%
Lincoln National Corp. Index: Moderate Blended Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Moderate Blended Composite
Average Annual Return, Percent		15.31%						6.33%					8.15%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%						(0.36%)					2.01%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%						(0.36%)					2.01%
Lincoln National Corp. Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent		8.50%						4.50%					6.44%
Lincoln National Corp. Index: Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return, Percent		8.62%						4.50%					6.52%
Lincoln National Corp. Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent		8.50%						4.50%					6.44%
Lincoln National Corp. Index: Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return, Percent		8.62%						4.50%					6.52%